Offerings - Offering: 1	Feb. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.800% Senior Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99673
Maximum Aggregate Offering Price	$ 498,365,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,299.69
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of
Filing
Fee Tables” included as Exhibit 107 to the Registrant’s Registration Statement on Form
S-3
(File
No. 333-272124)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.